Pensions and other post-employment benefits - Country detail (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net defined benefit
Net defined benefit balance	€ 4,433	€ 4,849
Defined benefit obligation
Net defined benefit
Net defined benefit balance	(13,793)	(15,789)	€ (16,868)
Fair value of plan assets
Net defined benefit
Net defined benefit balance	18,315	20,723	20,914
Effect of asset ceiling
Net defined benefit
Net defined benefit balance	(89)	(85)	(87)
United States, Pension
Net defined benefit
Net defined benefit balance	4,777	5,500
United States, Pension | Defined benefit obligation
Net defined benefit
Net defined benefit balance	(8,971)	(10,688)	(11,325)
United States, Pension | Fair value of plan assets
Net defined benefit
Net defined benefit balance	13,748	16,188	16,285
United States, Pension | Effect of asset ceiling
Net defined benefit
Net defined benefit balance	0	0	0
United States, OPEB
Net defined benefit
Net defined benefit balance	(628)	(692)
United States, OPEB | Defined benefit obligation
Net defined benefit
Net defined benefit balance	(1,228)	(1,393)	(1,471)
United States, OPEB | Fair value of plan assets
Net defined benefit
Net defined benefit balance	600	701	675
United States, OPEB | Effect of asset ceiling
Net defined benefit
Net defined benefit balance	0	0	€ 0
Germany
Net defined benefit
Net defined benefit balance	(599)	(719)
Germany | Defined benefit obligation
Net defined benefit
Net defined benefit balance	(1,891)	(1,959)
Germany | Fair value of plan assets
Net defined benefit
Net defined benefit balance	1,292	1,240
Germany | Effect of asset ceiling
Net defined benefit
Net defined benefit balance	0	0
United Kingdom
Net defined benefit
Net defined benefit balance	203	207
United Kingdom | Defined benefit obligation
Net defined benefit
Net defined benefit balance	(494)	(529)
United Kingdom | Fair value of plan assets
Net defined benefit
Net defined benefit balance	697	736
United Kingdom | Effect of asset ceiling
Net defined benefit
Net defined benefit balance	0	0
Other
Net defined benefit
Net defined benefit balance	680	553
Other | Defined benefit obligation
Net defined benefit
Net defined benefit balance	(1,209)	(1,220)
Other | Fair value of plan assets
Net defined benefit
Net defined benefit balance	1,978	1,858
Other | Effect of asset ceiling
Net defined benefit
Net defined benefit balance	€ (89)	€ (85)